Summary of Significant Accounting Policies - Schedule of Redeemable Non-controlling Interest (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Summary of Significant Accounting Policies
Balance	¥ 92,760
Acquisition of redeemable non-controlling interest			¥ 96,296
Net loss attributable to mezzanine equity classified as non-controlling interest	(16,627)	$ (2,278)	(3,536)	¥ 0
Balance	¥ 76,133	$ 10,430	¥ 92,760